Consolidated Statements of Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Other Comprehensive Income
Profit (loss) for the year	$ (16,184)	$ 6,026	$ 25,538
Items that will not be reclassified to profit or loss:
Items that will not be reclassified to profit or loss:	154	431	(81)
Remeasurements of defined benefit pension plans	214	1,302	(96)
Unrealized loss on financial assets at fair value through other comprehensive income	(35)	(702)	0
Income tax related to items that will not be reclassified subsequently	(25)	(169)	15
Items that may be reclassified subsequently to profit or loss:
Items that may be reclassified subsequently to profit or loss:	(545)	(336)	1,184
Unrealized gains on financial assets at fair value through profit or loss	0	0	322
Foreign operations - foreign currency translation differences	(545)	(336)	862
Other comprehensive income for the year, net of tax	(391)	95	1,103
Total comprehensive income for the year	(16,575)	6,121	26,641
Total comprehensive income attributable to noncontrolling interests	2,558	2,538	2,147
Total comprehensive income attributable to Himax Technologies, Inc. stockholders	$ (14,017)	$ 8,659	$ 28,788